Note 15 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding, number of shares (in shares)	224,033
Outstanding, weighted average exercise price (in dollars per share)	$ 15.98
Outstanding, weighted average remaining contractual life (Year)	6 years 1 month 6 days	6 years 3 months 18 days
Granted, number of shares (in shares)	42,000
Granted, weighted average exercise price (in dollars per share)	$ 10.15
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited, number of shares (in shares)	(12,000)
Forfeited, weighted average exercise price (in dollars per share)	$ 15.65
Forfeited, weighted average remaining contractual life (Year)	6 years 3 months 18 days
Outstanding, number of shares (in shares)	254,033	224,033
Outstanding, weighted average exercise price (in dollars per share)	$ 15.03	$ 15.98
Exercisable at end of period (in shares)	136,533
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 15.05
Exercisable at end of period, weighted average remaining contractual life (Year)	4 years 2 months 12 days